UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW YORK MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2018

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.8%
Education - 7.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,179,618
Tapestry Charter School Project, Series A	5.000%	8/1/37	500,000	521,950
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,104,954
Build NYC Resource Corp., NY, Revenue, Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,667,790
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Bard College, Series A-1, Refunding	5.000%	8/1/19	1,000,000	1,000,690
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,233,210
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,475,000
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,468,880
New York State Dormitory Authority Revenue:
New York University, NATL, Series A	5.750%	7/1/27	6,300,000	7,462,035
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	3,063,285
Non-State Supported Debt, Brooklyn Law School, Refunding	5.750%	7/1/33	1,750,000	1,777,072
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/39	1,000,000	1,097,960
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/44	1,000,000	1,092,670
Non-State Supported Debt, Skidmore College, Series A	5.500%	7/1/41	3,200,000	3,452,512
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/37	1,000,000	1,119,730
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/45	3,500,000	3,884,125
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	653,556

Total Education				41,255,037

Health Care - 7.4%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/21	680,000	724,275

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Monroe County, NY, Industrial Development Corp., Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	$9,000,000	$9,630,090
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside, Series C	2.000%	1/1/49	1,880,919	319,756
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital, Refunding	5.000%	7/1/31	2,000,000	2,151,720
Winthrop University Hospital Association Project, Refunding	5.000%	7/1/32	1,750,000	1,863,487
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A	5.000%	2/15/30	15,000,000	15,441,900
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding	5.000%	7/1/31	2,000,000	2,367,080
Non-State Supported Debt, Mount Sinai Hospital, Series A	5.000%	7/1/26	5,000,000	5,215,250
Non-State Supported Debt, North Shore Long Island Jewish Medical Center, Series E	5.500%	5/1/33	3,000,000	3,031,110
United Cerebral Palsy, AMBAC	5.125%	7/1/21	205,000	204,988

Total Health Care				40,949,656

Housing - 2.8%
New York City, NY, HDC, MFH Revenue:
Seaview Towers, Series A, LOC-FNMA	4.600%	7/15/26	6,190,000	6,198,542	(a)
Series M	5.150%	11/1/45	1,630,000	1,642,681
New York State Housing Finance Agency Revenue:
Affordable Housing, Series A	5.250%	11/1/41	1,000,000	1,009,430
Affordable Housing, Series B	4.800%	11/1/34	4,450,000	4,484,399
Affordable Housing, Series B	4.750%	11/1/36	1,000,000	1,019,690
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,088,670

Total Housing				15,443,412

Industrial Revenue - 18.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,479,310	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Glen Cove, NY, Local Economic Assistance Corp. Revenue, Garvies Point Public Improvement Project	5.000%	1/1/56	$1,500,000	$1,510,800
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	32,029,750
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,520,000	1,561,876	(b)
4 World Trade Center Project, Refunding	5.000%	11/15/44	3,000,000	3,191,580
4 World Trade Center Project, Refunding	5.750%	11/15/51	7,000,000	7,672,210
Second Priority, Bank of America Tower, Refunding	5.125%	1/15/44	21,000,000	21,591,360
New York State Transportation Development Corp., Special Facility Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,829,400	(a)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,392,935	(a)(b)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	21,278,600

Total Industrial Revenue				101,537,821

Leasing - 0.7%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1	5.000%	7/15/43	2,500,000	2,752,300
New York State Urban Development Corp. Revenue, State Facilities, Refunding	5.700%	4/1/20	1,300,000	1,336,504

Total Leasing				4,088,804

Local General Obligation - 0.2%
County of Nassau, NY, GO, General Improvement Bonds, Series B	5.000%	7/1/45	1,000,000	1,121,140

Other - 2.1%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project, Refunding	5.000%	8/1/40	1,000,000	1,094,800
New York City, NY, TFA, Building Aid Revenue, Series S-1	5.000%	7/15/43	9,000,000	10,250,550

Total Other				11,345,350

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 2.3%
Long Island Power Authority, NY, Electric System
Revenue, Series B, Refunding	5.000%	9/1/46	$7,000,000	$7,769,440
Main Street Natural Gas Inc., Gas Supply
Revenue, Series E, LIQ - Royal Bank of Canada,
(SIFMA Municipal Swap Index Yield + 0.570%)	2.200%	12/1/23	4,750,000	4,725,252	(c)(d)

Total Power				12,494,692

Pre-Refunded/Escrowed to Maturity - 14.3%
Brooklyn Arena, NY, Local Development Corp.
Revenue, Barclays Center Project	6.250%	7/15/40	20,000,000	20,936,600	(e)
Long Island Power Authority, NY, Electric System Revenue, Series A	6.000%	5/1/33	10,000,000	10,141,900	(e)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, New School University	5.500%	7/1/40	24,000,000	25,321,920	(e)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center, Series A	5.250%	5/1/30	5,000,000	5,058,750	(e)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center, Series A	5.500%	5/1/37	13,000,000	13,165,490	(e)
Non-State Supported Debt, NYU Hospitals Center, Series A	6.000%	7/1/40	4,000,000	4,249,680	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue:
2014-Series A, Prerefunded	5.000%	2/15/39	10,000	10,040	(e)
Series A, Prerefunded	5.000%	2/15/39	5,000	5,020	(e)

Total Pre-Refunded/Escrowed to Maturity				78,889,400

Special Tax Obligation - 18.8%
New York City, NY, TFA Revenue:
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,570,785
Future Tax Secured, Series A-1	5.000%	5/1/38	25,000,000	25,230,500
New York State Convention Center Development Corp.
Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,295,291
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/37	3,000,000	1,413,180
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/39	5,825,000	2,467,004
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/40	7,000,000	2,820,790
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/42	10,815,000	3,963,914

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York State Dormitory Authority Revenue:
BID Group 3, Series A	5.000%	3/15/42	$9,000,000	$10,289,520
Series C, Bid Group 4, Refunding	5.000%	3/15/39	9,500,000	10,918,350
New York State Dormitory Authority, State
Personal Income Tax Revenue:
Bidding Group 3 Bonds, Series B, Refunding	5.000%	2/15/43	7,500,000	8,503,350
General Purpose Bonds, Series A, Refunding	5.000%	12/15/26	13,700,000	15,170,832
Series A, Unrefunded	5.000%	2/15/39	935,000	938,693
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	5.000%	3/15/42	7,030,000	7,983,971
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,750,000	1,758,137
Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	800,000	810,056
Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	2,500,000	2,531,425
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	6,000,000	6,058,620

Total Special Tax Obligation				103,724,418

Transportation - 18.3%
MTA Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,639,100
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	10,000,000	11,288,200
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,538,700
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	11,500,000	12,102,715	(a)
New York State Transportation Development Corp., Special Facility Revenue, Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	2,500,000	2,803,625	(a)
New York Transportation Development Corp., Special Facility Revenue, Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/34	4,000,000	4,430,280	(a)
Port Authority of New York & New Jersey Revenue:
AMT 193rd Series, Refunding	5.000%	10/15/32	9,220,000	10,301,783	(a)
AMT 193rd Series, Refunding	5.000%	10/15/33	10,530,000	11,745,057	(a)
AMT 193rd Series, Refunding	5.000%	10/15/35	6,665,000	7,408,214	(a)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Consolidated Series 166, Refunding	5.000%	1/15/41	$9,500,000	$9,979,465
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,544,850
Triborough Bridge & Tunnel Authority, NY,
Revenue:
CAB, Subordinated Series A	0.000%	11/15/29	16,235,000	11,473,599
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	5,000,000	5,731,950

Total Transportation				100,987,538

Water & Sewer - 7.0%
Buffalo, NY, Municipal Water Finance Authority
Revenue:
Series A, Refunding	5.000%	7/1/28	1,000,000	1,145,780
Series A, Refunding	5.000%	7/1/29	250,000	285,483
New York City, NY, Municipal Water Finance
Authority, Water & Sewer System Revenue:
2nd Generation Resolution-Fiscal, Refunding	5.000%	6/15/40	13,000,000	14,929,330
Fiscal 2009, Series EE	5.000%	6/15/39	7,000,000	7,089,670
Series DD	5.000%	6/15/47	5,000,000	5,619,800
Subordinated, Series BB-1	5.000%	6/15/46	5,500,000	6,210,435
Puerto Rico Commonwealth Aqueduct & Sewer
Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	965,000	890,212
Western Nassau County, NY, Water Authority
Revenue:
Water Revenue, Series A	5.000%	4/1/40	1,040,000	1,154,473
Water Revenue, Series A	5.000%	4/1/45	1,250,000	1,380,850

Total Water & Sewer				38,706,033

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $527,941,786)				550,543,301

SHORT-TERM INVESTMENTS - 0.0%
MUNICIPAL BONDS - 0.0%
Housing - 0.0%
New York State Housing Finance Agency
Revenue, 363 West 30th Street, Series A, LIQ - FHLMC (Cost - $100,000)	1.680%	11/1/32	100,000	100,000	(a)(f)(g)

TOTAL INVESTMENTS - 99.8% (Cost - $528,041,786)				550,643,301
Other Assets in Excess of Liabilities - 0.2%				1,150,597

TOTAL NET ASSETS - 100.0%				$551,793,898

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$550,543,301	—	$550,543,301
Short-Term Investments†	—	100,000	—	100,000

Total Investments	—	$550,643,301	—	$550,643,301

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019